Financial liabilities - State guaranteed loan – “PGE” (Details) - EUR (€) € in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Subsidies				€ 0	€ 4,140	€ 81
PGE
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity term		12 months
Borrowings, interest rate	0.58%	0.25%
Borrowings maturity, extension term	5 years	5 years
Borrowings maturity, deferral period	1 year
Borrowings, state guaranteed premium	€ 138
Subsidies							€ 377
Repayments of borrowings, classified as financing activities			€ 1,264